ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Information To Statements Of Comprehensive Profit
Revenues from sale	$ 35,044	$ 22,413	$ 20,372
Revenues from lease	12,160	14,501	8,523
Revenues from sale related service	3,862	3,412	2,311
Revenues from other service	1,159	690	579
Total revenue	$ 52,225	$ 41,016	$ 31,785